Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Prepaid expenses	$ 600	$ 584
Advances to suppliers	220	361
Deposits for operating leases	203	113
Due from Government institutions	182	1,013
Other	507	311
Other current assets	$ 1,712	$ 2,382